CONVERTIBLE NOTES PAYABLE – RELATED PARTIES AND FAIR VALUE MEASUREMENTS (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Convertible Notes Payable Related Parties And Fair Value Measurements Table
Short Term Convertible Debt
Amount
Evey Note	$59,616
Wheatley Note	147,500
$207,116

	December 31,	December 31,
	2017	2016
Evey Note	$62,616	$74,616
Wheatley Note	135,000	50,000
Gemini Master Fund – Third Amended and
Restated Secured Bridge Note – Current Group	–	600,000
	$197,616	$724,616

Assets and liabilities measured at fair value on a recurring and non-recurring basis
	Carrying Value at	Fair Value Measurements at December 31, 2016
	December 31, 2016	(Level 1)	(Level 2)	(Level 3)
Embedded Conversion Option Liability	$107,081	$–	$–	$107,081

Summary of activity of Level 3 liabilities
Balance at December 31, 2015	$87,992
Change in fair value	19,089
Balance at December 31, 2016	$107,081
Gain on debt extinguishment	(107,081)
Balance at December 31, 2017	$–

Assumptions the Company utilized to estimate the fair value of the embedded conversion option
Assumptions	December 31, 2016
Expected remaining term	0.25
Expected Volatility	103%
Risk free rate	0.50%
Dividend Yield	0.00%